Derivative Financial Instruments - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
changes in fair value of derivative financial instruments gain (loss)	$ 8,192,567	$ (9,622,233)	$ 15,128,269
Effect of derivative financial instruments acquired for hedging purposes	$ 12,292	$ 48,496	$ 37,011
Derivatives [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
weighted-average interest rate	4.00%	3.70%	3.90%